Shareholders' Equity - Schedule of Movement of Warrants (Details) - Warrant [Member]	12 Months Ended
	Jun. 30, 2025 USD ($) shares
Schedule of Movement of Warrants [Line Items]
Valuation, Balance at beginning of the year
Valuation, Issuance	10,559,739	[1]
Valuation, Exerciset	3,693,843	[2]
Valuation, Fair value changes	(6,761,463)	[3]
Valuation, Balance at end of the year	104,433
Series A [Member]
Schedule of Movement of Warrants [Line Items]
Valuation, Balance at beginning of the year
Share, Balance at beginning of the year (in Shares) | shares
Valuation, Issuance	$ 4,122,940	[1]
Share, Issuance (in Shares) | shares	160,000	[1]
Valuation, Exerciset	$ 918,183	[2]
Share, Exerciset (in Shares) | shares	159,920	[2]
Valuation, Fair value changes	$ (3,204,725)	[3]
Share, Fair value changes (in Shares) | shares		[3]
Valuation, Balance at end of the year	$ 32
Share, Balance at end of the year (in Shares) | shares	80
Series B [Member]
Schedule of Movement of Warrants [Line Items]
Valuation, Balance at beginning of the year
Share, Balance at beginning of the year (in Shares) | shares
Valuation, Issuance	$ 6,436,799	[1]
Share, Issuance (in Shares) | shares	160,000	[1]
Valuation, Exerciset	$ 3,693,843	[2]
Share, Exerciset (in Shares) | shares	139,891	[2]
Valuation, Fair value changes	$ (3,556,738)	[3]
Share, Fair value changes (in Shares) | shares		[3]
Valuation, Balance at end of the year	$ 104,401
Share, Balance at end of the year (in Shares) | shares	20,109

[1]	On September 20, 2024, the Company issued 160,000(Pre-consolidation 4,000,000) units to public, and each unit in such offering included one Class A Ordinary Share, one Series A warrant and one Series B warrant. The Company uses the Binominal Tree pricing model to value the warrants, and the fair value allocated to the warrants at the date of issuance was $10,559,739.
[2]

On November 27, 2024, the holder exchanged a total of 159,920 Series A warrants (3,998,000 before the split) by signing a stock exchange agreement. The Company uses the Binominal Tree pricing model to value the warrants, and the fair value allocated to the Series A warrants at the date of exchange was $918,183.

In October, 2024, the Holders exercised an aggregate of 139,890(Pre-consolidation 3,497,241 ) Series B warrants through an alternative cashless exercise option. The Company uses the Binominal Tree pricing model to value the warrants, and the fair value allocated to the Series B warrants at the date of exercise was $3,693,843.

[3]	The number of remaining unexercised Series A warrants and Series B warrants is 80 and 20,109 respectively. The fair value of these warrants as of June 30, 2025 is $104,433. The total gain from changes in the fair value of warrants for the fiscal year 2025 is $6,761,463.